Note A - Summary of Significant Accounting Policies: Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

This summary of significant accounting policies of the Company is presented to assist in understanding our financial statements. The financial statements and notes are representations of the Company’s management who are responsible for their integrity and objectivity and have prepared them in accordance with our customary accounting practices.